CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	common Stock Class A common shares CNY (¥) shares	common Stock Class B common shares CNY (¥) shares	Treasury Stock CNY (¥)	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Total JOYY Inc.'s shareholders' equity CNY (¥)	Non controlling interests CNY (¥)	Class A common shares shares	Class B common shares shares	USD ($)	CNY (¥)
Balance at Dec. 31, 2016	¥ 44	¥ 26		¥ 2,165,766	¥ 58,857	¥ 2,728,736	¥ 93,066	¥ 5,046,495	¥ 6,060				¥ 5,052,555
Balance (in shares) at Dec. 31, 2016 | shares	750,115,028	359,557,976
Issuance of common shares for exercised share options	¥ 0	¥ 0		20	0	0	0	20	0				20
Issuance of common shares for exercised share options (in shares) | shares	379,120	0
Issuance of common shares for vested restricted shares and restricted share units	¥ 1	¥ 0		(1)	0	0	0	0	0				0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares	20,926,760	0
Issuance of common share	¥ 9			2,946,125				2,946,134					2,946,134
Issuance of common share (in shares) | shares	132,250,000
Class B common shares converted to Class A common shares (issued)	¥ 3
Class B common shares converted to Class A common shares (issued) (in shares) | shares	41,575,000
Class B common shares converted to Class A common shares (converted)		¥ (3)
Class B common shares converted to Class A common shares (converted) (in shares) | shares		(41,575,000)
Issuance of common shares in connection with the acquisition of Bigo													0
Share-based compensation	¥ 0	¥ 0		229,435	0	0	0	229,435	28,226				257,661
Deemed disposal of partial interest in an equity investment	0	0		(1,501)	0	0	0	(1,501)	0				(1,501)
Appropriation to statutory reserves	0	0		0	3,861	(3,861)	0	0	0				0
Set-up of subsidiaries with non-controlling interest shareholders	0	0		0	0	0	0	0	20,816				20,816
Acquisition of subsidiaries with non-controlling interest shareholders	0	0		0	0	0	0	0	453				453
Capital injection in subsidiaries from non-controlling interest shareholders	0	0		0	0	0	0	0	44,059				44,059
Disposal of subsidiaries with non-controlling interest shareholders									12,833				12,833
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders	0	0		0	0	2,512,923	0	2,512,923	(10,589)				2,502,334
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value						(19,688)		(19,688)	(154)				(19,842)
Unrealized gain (loss) of available-for-sale securities	0	0		0	0	0	(41,150)	(41,150)	0				(41,150)
Foreign currency translation adjustments, net of nil tax	0	0		0	0	0	(61,513)	(61,513)	0				(61,513)
Balance at Dec. 31, 2017	¥ 57	¥ 23		5,339,844	62,718	5,218,110	(9,597)	10,611,155	101,704				10,712,859
Balance (in shares) at Dec. 31, 2017 | shares	945,245,908	317,982,976								945,245,908	317,982,976
Issuance of common shares for exercised share options	¥ 0	¥ 0		7	0	0	0	7	0				7
Issuance of common shares for exercised share options (in shares) | shares	154,260	0
Issuance of common shares for vested restricted shares and restricted share units	¥ 0	¥ 0		0	0	0	0	0	0				0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares	6,540,680	0
Class B common shares converted to Class A common shares (issued)	¥ 2
Class B common shares converted to Class A common shares (issued) (in shares) | shares	29,800,000
Class B common shares converted to Class A common shares (converted)		¥ (2)
Class B common shares converted to Class A common shares (converted) (in shares) | shares		(29,800,000)
Issuance of common shares in connection with the acquisition of Bigo													0
Share-based compensation	¥ 0	¥ 0		648,025	0	0	0	648,025	0				648,025
Appropriation to statutory reserves	0	0		0	39,007	(39,007)	0	0	0				0
Acquisition of subsidiaries with non-controlling interest shareholders		0		13,315				13,315					13,315
Capital injection in subsidiaries from non-controlling interest shareholders	0	0		0	0	0	0	0	658				658
Conversion of a Huya's preferred shares to ordinary shares upon the completion of its IPO		0		4,009,874				4,009,874	2,280,543				6,290,417
Proceed from a Huya's IPO, net of issuance cost		0		795,073				795,073	412,676				1,207,749
Disposal of subsidiaries with non-controlling interest shareholders		0		389,358			(529)	388,829	(34,081)				354,748
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders	0	0		0	0	2,209,007	0	2,209,007	(94,666)				2,114,341
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value	0	0		0	0	(73,159)	0	(73,159)	(4,692)				(77,851)
Unrealized gain (loss) of available-for-sale securities													0
Deemed dividend to Huya's Series A Preferred shareholders	0	0		0	0	(489,284)	0	(489,284)	(7,711)				(496,995)
Foreign currency translation adjustments, net of nil tax	0	0		0	0	0	434,080	434,080	202,408				636,488
Balance at Dec. 31, 2018	¥ 59	¥ 21		11,168,866	101,725	6,913,469	336,152	18,520,292	2,856,839				21,377,131
Balance (in shares) at Dec. 31, 2018 | shares	981,740,848	288,182,976								981,740,848	288,182,976
Adoption of ASU 2016-01 at Dec. 31, 2018		¥ 0				87,802	(87,802)
Issuance of common shares for exercised share options				(18,805)			(1,448)	(20,253)	52,664				32,411
Issuance of common shares for vested restricted shares and restricted share units	¥ 0	¥ 0	¥ 0	0	0	0	0	0	0				0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares	6,216,060	0
Issuance of common shares in connection with the acquisition of Bigo	¥ 21	¥ 3	0	7,704,396	0	0	0	7,704,420	0			$ 1,106,671	7,704,420
Issuance of common shares in connection with the acquisition of Bigo (in shares) | shares	305,127,046	38,326,579
Grant of restricted shares (in shares) | shares	8,761,450
Share-based compensation	¥ 0	¥ 0	0	817,739	0	0	0	817,739	130,409				948,148
Appropriation to statutory reserves	0	0	0	0	48,236	(48,236)	0	0	0				0
Bifurcation of conversion feature of convertible bonds				2,014,966				2,014,966					2,014,966
Purchase of caped call options in relation to the conversion features of the convertible bonds				(527,473)				(527,473)					(527,473)
Exercise/Settlement of RSU's in subsidiaries				(7,746)				(7,746)	3,580				(4,166)
Repurchase of common stock	¥ 0	¥ 0	(168,072)	(83,027)	0	0	0	(251,099)	0				(251,099)
Repurchase of common stock (in shares) | shares	(8,682,900)	0
Deemed contribution from non-controlling interest shareholders				6,162				6,162	(6,162)
Proceed from a Huya's IPO, net of issuance cost	¥ 0	¥ 0	0	293,403	0	0	(9,919)	283,484	1,826,582				2,110,066
Disposal of subsidiaries with non-controlling interest shareholders	0	0	0	553,081	0	0	(6,391)	546,690	133,938				680,628
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders	0	0	0	0	0	3,445,235	0	3,445,235	254,794				3,700,029
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value	0	0	0	0	0	(38,346)	0	(38,346)	(1,669)				(40,015)
Unrealized gain (loss) of available-for-sale securities												0	0
Foreign currency translation adjustments, net of nil tax							571,815	571,815	100,905				672,720
Balance at Dec. 31, 2019	¥ 80	¥ 24	¥ (168,072)	¥ 21,921,562	¥ 149,961	¥ 10,272,122	¥ 890,209	¥ 33,065,886	¥ 5,351,880			$ 5,518,366	¥ 38,417,766
Balance (in shares) at Dec. 31, 2019 | shares	1,293,162,504	326,509,555								1,293,162,504	326,509,555